Note 6 - Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0	$ 0
Minimum [Member]
Note 6 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Expiration Date	2020	2020
Maximum [Member]
Note 6 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Expiration Date	2032	2032